Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                                 March 6, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

             Re:   AllianceBernstein Balanced Shares, Inc.
                   File Nos. 2-10988 and 811-00134
                   AllianceBernstein Focused Growth & Income Fund, Inc.
                   File Nos. 333-090261 and 811-09687
                   AllianceBernstein Growth and Income Fund, Inc.
                   File Nos. 2-11023 and 811-00126
                   AllianceBernstein Global Real Estate Investment Fund, Inc. File Nos. 333-08153 and 811-07707
                   AllianceBernstein Utility Income Fund, Inc.
                   File Nos. 33-66630 and 811-07916
                   AllianceBernstein Trust
                   File Nos. 333-51938 and 811-010221

Ladies and Gentlemen:

     On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Funds that would have been filed under Rule 497(c) do not differ from those included in the post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on February 27, 2009.

     The Statements of Additional Information for the Funds will be filed under Rule 497(c) today.


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     Please call me at the above referenced number if you have any questions regarding the attached.

                                                 Sincerely,

                                                 /s/ Michell G. Fishman
                                                 ------------------------
                                                     Michell G. Fishman




SK 00250 0157 973071